LICENSING AND COLLABORATION ARRANGEMENTS - Additional information (Details) ¥ in Millions						1 Months Ended		12 Months Ended
	Oct. 15, 2025 USD ($)	Oct. 15, 2025 CNY (¥)	Oct. 14, 2025 USD ($) shares	Aug. 05, 2025 shares	Dec. 10, 2020 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 25, 2023 USD ($)	Feb. 28, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction | shares				76,666,659
Revenues										$ 632,000
Research and development expense								$ 62,905,000	$ 21,770,000	21,448,000
Licensing and collaboration revenue								0	0
Collaboration Agreement With ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee payable												$ 9,000,000
Interest payable											$ 9,000,000
Cost sharing reimbursements								$ 5,900,000	$ 0	0
AbbVie
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee					$ 180,000,000
Milestone payment receivable					$ 20,000,000
Total transaction price under the agreement							$ 1,295,000,000
AbbVie | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee							200,000,000
Research and development expense							183,000,000
AbbVie | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction of revenue						$ (5,800,000)
Research and development expense							8,800,000
Contract liabilities										600,000
AbbVie | Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense							$ 8,200,000
Contract liabilities										$ 600,000
AbbVie | Study I and Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues						$ 1,500,000
AffaMed | Series A Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for ex-China rights to VIS-101			$ 5,000,000
AffaMed | Series A Preferred Stock | Series A Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction | shares			16,150,000
AskGene | License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments made to third parties	$ 7,000,000
Reimbursement of upfront licensing payment for rights to develop VIS-101 in Asian Territories | ¥		¥ 24
Everest Medicines Pte Ltd | Assignment And Assumption Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reimbursement of upfront licensing payment for rights to develop VIS-101 in Asian Territories	$ 7,000,000